Pensions and post-retirement benefits - Deficit reduction contributions (Details) - United Kingdom Retirement Fund (UKRF) [member] - Pension defined benefit plans [member] - UK [member] - GBP (£)
£ in Millions
		12 Months Ended
	Jun. 12, 2020	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		£ 1,000
2020 [member] | Deficit reduction contributions 30 September 2019 valuation [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 500
2021 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		700
2022 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		294
2023 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		286
2024 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		286
2025 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		0
2026 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | Future commitments [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		£ 0